UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22855

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 42.1%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 5.7%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	$1,907,797
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	411,265
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	721,750

Total Bangladesh			$3,040,812

Colombia — 0.6%
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	652,000	$338,226

Total Colombia			$338,226

Dominican Republic — 2.5%
Dominican Republic Central Bank Notes, 12.00%, 4/5/19(1)	DOP	7,870	$170,869
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,200	28,724
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	330,326
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	600	16,746
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	798,235

Total Dominican Republic			$1,344,900

Georgia — 2.5%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,320,673

Total Georgia			$1,320,673

Iceland — 0.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	6,300	$42,388
Republic of Iceland, 8.75%, 2/26/19	ISK	22,157	165,202
Republic of Iceland, 6.00%, 10/13/16	ISK	4,900	33,878

Total Iceland			$241,468

Philippines — 1.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$654,625

Total Philippines			$654,625

Romania — 2.0%
Romania Government Bond, 5.85%, 7/28/14	RON	3,350	$1,055,690

Total Romania			$1,055,690

Security		Principal Amount (000’s omitted)	Value

Serbia — 4.7%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$2,501,527

Total Serbia			$2,501,527

Sri Lanka — 8.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,833,485
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,438,859

Total Sri Lanka			$4,272,344

Turkey — 4.4%
Turkey Government Bond, 0.00%, 6/11/14	TRY	3,750	$1,760,869
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,335	622,753

Total Turkey			$2,383,622

Uganda — 1.0%
Uganda Treasury Bill, 14.125%, 12/1/16	UGX	1,265,800	$511,445

Total Uganda			$511,445

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	1,500	$53,947
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	4,990	176,356
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	34,159

Total Uruguay			$264,462

Vietnam — 8.6%
Vietnam Government Bond, 6.70%, 2/28/17	VND	44,438,100	$2,147,530
Vietnam Government Bond, 12.10%, 1/16/15	VND	50,000,000	2,485,929

Total Vietnam			$4,633,459

Total Foreign Government Bonds (identified cost $22,289,504)			$22,563,253

Short-Term Investments — 55.2%

Foreign Government Securities — 29.6%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$54,175

Total Georgia			$54,175

13	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 7.8%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	267,700	$2,968,334
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	236,796
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	965,424

Total Kenya			$4,170,554

Lebanon — 8.9%
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,596,960	$2,375,450
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	1,057,000	695,709
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	1,760,000	1,157,443
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	858,600	557,502

Total Lebanon			$4,786,104

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,069,291

Total Mauritius			$1,069,291

Mexico — 2.4%
Mexico Cetes, 0.00%, 2/5/15	MXN	17,474	$1,300,264

Total Mexico			$1,300,264

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.64%, 8/9/14	KRW	312,380	$302,287

Total South Korea			$302,287

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$266,799
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	501,946

Total Sri Lanka			$768,745

Uganda — 1.0%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$515,488

Total Uganda			$515,488

Uruguay — 4.0%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,133,333
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	44,892

Total Uruguay			$2,178,225

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$552,432
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	192,055

Total Zambia			$744,487

Total Foreign Government Securities (identified cost $16,172,772)			$15,889,620

U.S. Treasury Obligations — 9.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/1/14		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 7/10/14		300	299,990

Total U.S. Treasury Obligations (identified cost $5,299,870)			$5,299,990

Other — 15.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)		$8,438	$8,438,267

Total Other (identified cost $8,438,267)			$8,438,267

Total Short-Term Investments (identified cost $29,910,909)			$29,627,877

Total Investments — 97.3% (identified cost $52,200,413)			$52,191,130

Other Assets, Less Liabilities — 2.7%			$1,452,351

Net Assets — 100.0%			$53,643,481

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

14	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

BDT	–	Bangladesh Taka
COP	–	Colombian Peso
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ISK	–	Icelandic Krona
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $216,339 or 0.4% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $1,128,561 or 2.1% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

15	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $43,762,146)	$43,752,863
Affiliated investment, at value (identified cost, $8,438,267)	8,438,267
Cash	180,228
Restricted cash*	260,000
Foreign currency, at value (identified cost, $482,416)	474,229
Interest receivable	611,790
Interest receivable from affiliated investment	807
Receivable for open forward foreign currency exchange contracts	956,317
Receivable from affiliate	28,096
Total assets	$54,702,597

Liabilities
Cash collateral due to broker	$260,000
Payable for investments purchased	144,143
Payable for open forward foreign currency exchange contracts	544,650
Payable to affiliates:
Investment adviser fee	39,498
Trustees’ fees	225
Accrued expenses	70,600
Total liabilities	$1,059,116
Net Assets applicable to investors’ interest in Portfolio	$53,643,481

Sources of Net Assets
Investors’ capital	$53,252,739
Net unrealized appreciation	390,742
Total	$53,643,481

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

16	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $70,499)	$1,372,715
Interest allocated from affiliated investment	8,266
Expenses allocated from affiliated investment	(986)
Total investment income	$1,379,995

Expenses
Investment adviser fee	$234,061
Trustees’ fees and expenses	1,160
Custodian fee	93,466
Legal and accounting services	49,637
Miscellaneous	7,909
Total expenses	$386,233
Deduct —
Allocation of expenses to affiliate	$100,558
Reduction of custodian fee	338
Total expense reductions	$100,896

Net expenses	$285,337

Net investment income	$1,094,658

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(241,713)
Investment transactions allocated from affiliated investment	85
Futures contracts	(225,013)
Swap contracts	66,220
Foreign currency and forward foreign currency exchange contract transactions	(177,749)
Net realized loss	$(578,170)
Change in unrealized appreciation (depreciation) —
Investments	$(186,404)
Futures contracts	(23,850)
Swap contracts	(7,597)
Foreign currency and forward foreign currency exchange contracts	(78,790)
Net change in unrealized appreciation (depreciation)	$(296,641)

Net realized and unrealized loss	$(874,811)

Net increase in net assets from operations	$219,847

17	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)
From operations —
Net investment income	$1,094,658	$132,950
Net realized gain (loss) from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(578,170)	210,035
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(296,641)	687,383
Net increase in net assets from operations	$219,847	$1,030,368
Capital transactions —
Contributions	$1,535,847	$51,121,654
Withdrawals	(217,872)	(46,363)
Net increase in net assets from capital transactions	$1,317,975	$51,075,291

Net increase in net assets	$1,537,822	$52,105,659

Net Assets
At beginning of period	$52,105,659	$—
At end of period	$53,643,481	$52,105,659

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

18	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10	%(4)	1.40	%(4)
Net investment income	4.21	%(4)	1.46	%(4)
Portfolio Turnover	35	%(5)	0	%(5)

Total Return	0.34	%(5)	2.00	%(5)

Net assets, end of period (000’s omitted)	$53,643		$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.39% and 0.79% of average daily net assets for the six months ended April 30, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

19	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 4.5%, 15.3% and 80.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $466,252 or 0.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

20

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the

21

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.90% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $234,061 or 0.90% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $100,558 of the Portfolio’s operating expenses for the six months ended April 30, 2014. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $10,327,122 and $6,738,105, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,327,075

Gross unrealized appreciation	$494,575
Gross unrealized depreciation	(630,520)

Net unrealized depreciation	$(135,945)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 2,519,000	United States Dollar 1,128,837	Citibank NA	$—	$(886)	$(886)
5/5/14	Brazilian Real 2,519,000	United States Dollar 1,126,565	Standard Chartered Bank	—	(3,158)	(3,158)
5/5/14	Chilean Peso 522,500,296	United States Dollar 925,451	Bank of America NA	—	(549)	(549)
5/5/14	Chilean Peso 73,401,000	United States Dollar 130,007	Bank of America NA	—	(77)	(77)
5/5/14	Chilean Peso 595,901,296	United States Dollar 1,063,730	Citibank NA	7,645	—	7,645
5/5/14	Euro 2,732,602	Romanian Leu 12,212,000	Deutsche Bank AG	29,116	—	29,116
5/5/14	Romanian Leu 12,212,000	Euro 2,745,195	Bank of America NA	—	(11,645)	(11,645)
5/5/14	United States Dollar 1,126,565	Brazilian Real 2,519,000	Citibank NA	3,158	—	3,158
5/5/14	United States Dollar 1,051,994	Brazilian Real 2,519,000	Standard Chartered Bank	77,729	—	77,729
5/5/14	United States Dollar 131,003	Chilean Peso 73,401,000	Bank of America NA	—	(918)	(918)
5/5/14	United States Dollar 947,073	Chilean Peso 522,500,296	Bank of America NA	—	(21,073)	(21,073)
5/5/14	United States Dollar 1,055,458	Chilean Peso 595,901,296	Citibank NA	627	—	627
5/5/14	United States Dollar 235,993	Paraguay Guarani 1,112,000,000	Citibank NA	14,773	—	14,773
5/6/14	United States Dollar 638,111	Paraguay Guarani 2,990,828,248	Citibank NA	36,331	—	36,331
5/7/14	Euro 1,151,192	United States Dollar 1,572,620	Standard Chartered Bank	—	(24,478)	(24,478)
5/9/14	Euro 148,000	Iceland Krona 29,600,000	Morgan Stanley & Co. International PLC	—	(7,534)	(7,534)
5/9/14	United States Dollar 298,633	New Turkish Lira 640,000	Citibank NA	3,904	—	3,904
5/9/14	United States Dollar 1,622,922	New Turkish Lira 3,432,642	Deutsche Bank AG	—	(263)	(263)
5/9/14	United States Dollar 1,630,933	New Turkish Lira 3,452,358	Standard Chartered Bank	1,046	—	1,046
5/12/14	United States Dollar 1,015,308	Indian Rupee 61,333,000	Bank of America NA	658	—	658
5/12/14	United States Dollar 929,651	Indian Rupee 56,154,000	Citibank NA	525	—	525
5/12/14	United States Dollar 795,020	Mexican Peso 10,506,979	Citibank NA	7,642	—	7,642
5/12/14	United States Dollar 456,902	Paraguay Guarani 2,062,000,000	Citibank NA	8,016	—	8,016
5/12/14	United States Dollar 3,077,918	Singapore Dollar 3,904,000	Standard Chartered Bank	36,059	—	36,059

23

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/13/14	United States Dollar 249,225	Paraguay Guarani 1,125,000,000	Citibank NA	$4,422	$—	$4,422
5/14/14	Euro 3,450,000	United States Dollar 4,689,930	Deutsche Bank AG	—	(96,325)	(96,325)
5/14/14	United States Dollar 2,199,826	Euro 1,582,000	Standard Chartered Bank	—	(5,086)	(5,086)
5/19/14	United States Dollar 249,280	Paraguay Guarani 1,125,000,000	Citibank NA	4,328	—	4,328
5/20/14	United States Dollar 415,466	Paraguay Guarani 1,875,000,000	Citibank NA	7,203	—	7,203
5/21/14	United States Dollar 1,010,440	New Taiwan Dollar 30,486,000	Deutsche Bank AG	—	(334)	(334)
5/27/14	Russian Ruble 4,401,477	United States Dollar 120,837	Bank of America NA	—	(1,809)	(1,809)
5/27/14	United States Dollar 2,143,954	Mexican Peso 28,774,000	Citibank NA	51,513	—	51,513
5/27/14	United States Dollar 121,975	Russian Ruble 4,401,477	Bank of America NA	671	—	671
5/30/14	United States Dollar 1,745,238	Indian Rupee 109,909,000	Standard Chartered Bank	71,183	—	71,183
6/3/14	United States Dollar 258,794	Indonesian Rupiah 3,063,861,000	Standard Chartered Bank	5,816	—	5,816
6/3/14	United States Dollar 3,610,954	Philippine Peso 161,388,000	Bank of America NA	16,489	—	16,489
6/5/14	United States Dollar 4,129,899	Peruvian New Sol 11,745,433	Bank of America NA	35,148	—	35,148
6/10/14	United States Dollar 510,484	Kazakhstani Tenge 82,341,000	Deutsche Bank AG	—	(61,097)	(61,097)
6/12/14	Euro 768,249	United States Dollar 1,056,976	Citibank NA	—	(8,757)	(8,757)
6/12/14	Euro 776,632	United States Dollar 1,071,752	Deutsche Bank AG	—	(5,610)	(5,610)
6/13/14	Euro 1,157,831	Norwegian Krone 9,588,000	Deutsche Bank AG	4,297	—	4,297
6/13/14	Euro 777,357	Swedish Krona 6,880,000	Citibank NA	—	(20,997)	(20,997)
6/13/14	Swedish Krona 6,880,000	Euro 754,743	Deutsche Bank AG	—	(10,375)	(10,375)
6/16/14	United States Dollar 2,410,609	South Korean Won 2,505,659,000	Bank of America NA	12,161	—	12,161
6/17/14	United States Dollar 3,663,250	Indonesian Rupiah 44,618,381,000	Standard Chartered Bank	182,334	—	182,334
6/18/14	Euro 1,897,098	Polish Zloty 8,087,899	Standard Chartered Bank	32,230	—	32,230
6/18/14	Euro 1,550,523	Polish Zloty 6,487,000	Standard Chartered Bank	—	(14,283)	(14,283)
6/23/14	Euro 142,303	United States Dollar 198,136	Bank of America NA	735	—	735
6/30/14	New Turkish Lira 2,191,000	United States Dollar 970,113	Standard Chartered Bank	—	(51,789)	(51,789)

24

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/30/14	Sri Lanka Rupee 60,852,000	United States Dollar 459,053	Standard Chartered Bank	$—	$(3,211)	$(3,211)
7/2/14	United States Dollar 1,110,474	Brazilian Real 2,519,000	Citibank NA	335	—	335
7/16/14	United States Dollar 1,799,524	Colombian Peso 3,497,374,658	Bank of America NA	—	(5,940)	(5,940)
7/17/14	United States Dollar 498,727	Armenian Dram 211,959,000	VTB Capital PLC	6,768	—	6,768
7/21/14	United States Dollar 290,218	Indonesian Rupiah 3,367,687,000	Bank of America NA	—	(1,616)	(1,616)
7/24/14	United States Dollar 1,529,713	Israeli Shekel 5,328,028	Citibank NA	9,001	—	9,001
7/24/14	United States Dollar 1,589,853	Israeli Shekel 5,537,857	Deutsche Bank AG	9,458	—	9,458
8/4/14	United States Dollar 1,053,946	Chilean Peso 595,901,296	Citibank NA	—	(8,074)	(8,074)
8/5/14	Euro 2,729,854	Romanian Leu 12,212,000	Bank of America NA	10,949	—	10,949
8/6/14	United States Dollar 235,145	Paraguay Guarani 1,112,000,000	Citibank NA	14,621	—	14,621
8/13/14	United States Dollar 163,220	Paraguay Guarani 742,000,000	Citibank NA	3,384	—	3,384
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	1,671	—	1,671
8/27/14	United States Dollar 89,947	Argentine Peso 850,000	Bank of America NA	7,687	—	7,687
9/8/14	United States Dollar 130,169	Argentine Peso 1,234,000	Bank of America NA	9,935	—	9,935
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	51,877	—	51,877
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	4,883	—	4,883
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	13,046	—	13,046
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	20,318	—	20,318
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	5,528	—	5,528
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	2,444	—	2,444
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	1,739	—	1,739
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	2,083	—	2,083
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	7,457	—	7,457
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(149,854)	(149,854)

25

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank NA	$—	$(7,978)	$(7,978)
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank NA	—	(8,101)	(8,101)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank NA	20,790	—	20,790
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank NA	10,303	—	10,303
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank NA	39,355	—	39,355
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	46,926	—	46,926
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank NA	—	(12,833)	(12,833)

				$956,317	$(544,650)	$411,667

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk:  During the six months ended April 30, 2014, the Portfolio invested in commodity futures contracts that provided exposure to the investment returns of certain commodities. Commodity futures contracts were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk:  During the six months ended April 30, 2014, the Portfolio engaged in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $544,650. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the

26

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$956,317	(1)	$(544,650	)(2)

Total Derivatives subject to master netting agreements or similar agreements	$956,317		$(544,650)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America NA	$94,433	$(43,627)	$—	$—	$50,806
Citibank NA	270,277	(67,626)	—	—	202,651
Deutsche Bank AG	89,797	(89,797)	—	—	—
Standard Chartered Bank	467,402	(102,005)	—	(260,000)	105,397
VTB Capital PLC	34,408	—	—	—	34,408

	$956,317	$(303,055)	$—	$(260,000)	$393,262

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America NA	$(43,627)	$43,627	$—	$—	$—
Citibank NA	(67,626)	67,626	—	—	—
Deutsche Bank AG	(323,858)	89,797	—	—	(234,061)
Morgan Stanley & Co. International PLC	(7,534)	—	—	—	(7,534)
Standard Chartered Bank	(102,005)	102,005	—	—	—

	$(544,650)	$303,055	$—	$—	$(241,595)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Foreign Exchange

Net realized gain (loss) —
Futures contracts	$(225,013)	$—
Swap contracts	—	66,220
Foreign currency and forward foreign currency exchange contract transactions	—	(76,883)

Total	$(225,013)	$(10,663)

Change in unrealized appreciation (depreciation) —
Futures contracts	$(23,850)	$—
Swap contracts	—	(7,597)
Foreign currency and forward foreign currency exchange contract transactions	(70,849)	—

Total	$(94,699)	$(7,597)

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts – Long	Forward Foreign Currency Contracts	Swap Contacts

$1,035,0000	$70,215,000	$1,113,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

28

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$22,563,253	$—	$22,563,253
Short-Term Investments —
Foreign Government Securities	—	15,889,620	—	15,889,620
U.S. Treasury Obligations	—	5,299,990	—	5,299,990
Other	—	8,438,267	—	8,438,267

Total Investments	$—	$52,191,130	$—	$52,191,130

Forward Foreign Currency Exchange Contracts	$—	$956,317	$—	$956,317

Total	$—	$53,147,447	$—	$53,147,447

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(544,650)	$—	$(544,650)

Total	$—	$(544,650)	$—	$(544,650)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Currency Income Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Currency Income Advantage Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Currency Income Advantage Fund and Currency Income Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14894    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date: June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 13, 2014

By:	/s/ John R. Baur
John R. Baur
President

Date: June 13, 2014